CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
ASSETS
Cash and cash equivalents	$ 40,240	$ 1,097	$ 16,778
Escrow	164,600	0
Prepaid expenses	12,051	18,050	13,000
Accounts Receivable	105,128	0
Total current assets	322,019	19,147	29,778
Right of Use Assets	50,475	0
Software Development Costs, net	7,584	9,750	0
Website Development Costs, net	5,706	7,644	2,917
Total Assets	385,784	36,541	32,695
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	71,129	1,398	2,537
Accounts payable - related party	10,577	14,000	0
Deferred revenue		0	3,300
Loan payable	0	12,945	0
Related party loan	0	4,065	4,370
Income tax payable	35,508	0
Current portion of lease liability	27,499	0
Total current liabilities	144,713	32,408	10,207
Lease liability, net of current portion	22,976	0
Total liabilities	167,689	32,408
Commitments and Contingencies
Stockholders’ Equity
Common stock, $0.001 par value, 75,000,000 shares authorized; 8,092,000 and 7,295,000 shares issued and outstanding at par	8,092	8,092	7,295
Additional paid in capital	76,428	39,748	24,605
Accumulated deficit	133,575	(43,707)	(9,412)
Total Stockholders’ Equity	218,095	4,133	22,488
Total Liabilities and Stockholders’ Equity	$ 385,784	$ 36,541	$ 32,695